Sales of Goods and Real Estate Sales and Services Income (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold

The following table provides information about sales of goods and real estate and costs of goods and real estate sold in fiscal 2017 and 2018. For further information about sales of goods, real estate sales, costs of goods sold and costs of real estate sold in fiscal 2019, see Note 4 “Revenues from Contracts with Customers.”

	Millions of yen
	2017	2018
Sales of goods	¥898,022	¥954,807
Real estate sales	117,227	124,245

Sales of goods and real estate	¥1,015,249	¥1,079,052

Costs of goods sold	¥832,423	¥896,515
Costs of real estate sold	96,371	106,994

Costs of goods and real estate sold	¥928,794	¥1,003,509

Schedule of Information about Services Income and Services Expense

The following table provides information about services income and services expense in fiscal 2017 and 2018. For further information about services income and services expense in fiscal 2019, see Note 4 “Revenues from Contracts with Customers.”

	Millions of yen
	2017	2018
Revenues from asset management and servicing	¥190,454	¥213,667
Revenues from automobile related business	73,091	73,095
Revenues from facilities operation related business	102,399	104,187
Revenues from environment and energy business	100,102	112,821
Revenues from real estate management and contract work	181,088	183,243
Other	79,501	93,897

Services income	¥726,635	¥780,910

Expenses from asset management and servicing	¥47,126	¥49,848
Expenses from automobile related business	44,417	44,599
Expenses from facilities operation related business	87,709	90,623
Expenses from environment and energy business	77,020	89,278
Expenses from real estate management and contract work	160,917	166,487
Other	34,088	41,961

Services expense	¥451,277	¥482,796